Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025, and our financial performance for each such fiscal year:

	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (SCHALL) ($)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (KLEIMAN) ($)	COMPENSATION ACTUALLY PAID TO PEO (SCHALL)(1) ($)	COMPENSATION ACTUALLY PAID TO PEO (KLEIMAN)(1) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(1) (2) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN THOUSANDS) ($)(4)	CORE FFO PER DILUTED SHARE ($)(5)
YEAR							TOTAL STOCKHOLDER RETURN ($)	PEER GROUP TOTAL STOCKHOLDER RETURN ($)(3)
2025	—	10,096,804	—	10,260,636	3,563,383	3,632,287	130.12	129.86	702,773	15.94
2024	—	8,196,283	—	11,034,898	2,866,434	3,693,118	136.98	142.01	811,306	15.60
2023	2,742,016	3,076,648	5,829,702	6,234,794	1,442,044	2,620,160	115.70	117.87	430,708	15.03
2022	4,054,224	—	(4,363,421)	—	3,253,453	1,039,588	94.85	111.34	432,985	14.51
2021	7,183,068	—	8,887,546	—	3,175,109	3,773,473	152.40	163.61	515,691	12.49

Company Selected Measure Name	Core FFO per diluted share
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CEO	NON-CEO NEOs
2025	Angela L. Kleiman	Barb M. Pak, Rylan K. Burns, and Anne Morrison
2024	Angela L. Kleiman	Barb M. Pak, Rylan K. Burns, and Anne Morrison
2023	Michael J. Schall and Angela L. Kleiman	Barb M. Pak, Adam W. Berry and Anne Morrison
2022	Michael J. Schall	Angela L. Kleiman, Barb M. Pak, Adam W. Berry and Anne Morrison
2021	Michael J. Schall	Angela L. Kleiman, Barb M. Pak and Adam W. Berry

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nareit Apartment Index.
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023			2024		2025
ADJUSTMENTS	PEO ($)	AVERAGE NON-PEO NEOs ($)	PEO ($)	AVERAGE NON-PEO NEOs ($)	PEO (SCHALL) ($)	PEO (KLEIMAN) ($)	AVERAGE NON-PEO NEOs ($)	PEO (KLEIMAN) ($)	AVERAGE NON-PEO NEOs ($)	PEO (KLEIMAN) ($)	AVERAGE NON-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)	—	—	—	(3,034,560)	(807,016)	(4,733,254)	(1,372,042)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,830,188	1,379,019	578,898	1,696,781	—	—	—	3,711,186	1,123,693	5,017,146	1,452,610
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,444,302	470,461	(5,812,145)	(1,611,345)	1,441,309	2,498,234	824,875	1,750,811	385,600	396,919	105,480
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	180,192	99,083	(2,614,297)	(667,908)	1,646,377	659,912	353,241	411,179	124,407	(516,979)	(117,144)
Total Adjustments	1,704,478	598,364	(8,417,645)	(2,213,865)	3,087,686	3,158,146	1,178,116	2,838,616	826,684	163,832	68,904

Non-PEO NEO Average Total Compensation Amount	$ 3,563,383	$ 2,866,434	$ 1,442,044	$ 3,253,453	$ 3,175,109
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,632,287	3,693,118	2,620,160	1,039,588	3,773,473
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023			2024		2025
ADJUSTMENTS	PEO ($)	AVERAGE NON-PEO NEOs ($)	PEO ($)	AVERAGE NON-PEO NEOs ($)	PEO (SCHALL) ($)	PEO (KLEIMAN) ($)	AVERAGE NON-PEO NEOs ($)	PEO (KLEIMAN) ($)	AVERAGE NON-PEO NEOs ($)	PEO (KLEIMAN) ($)	AVERAGE NON-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)	—	—	—	(3,034,560)	(807,016)	(4,733,254)	(1,372,042)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,830,188	1,379,019	578,898	1,696,781	—	—	—	3,711,186	1,123,693	5,017,146	1,452,610
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,444,302	470,461	(5,812,145)	(1,611,345)	1,441,309	2,498,234	824,875	1,750,811	385,600	396,919	105,480
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	180,192	99,083	(2,614,297)	(667,908)	1,646,377	659,912	353,241	411,179	124,407	(516,979)	(117,144)
Total Adjustments	1,704,478	598,364	(8,417,645)	(2,213,865)	3,087,686	3,158,146	1,178,116	2,838,616	826,684	163,832	68,904

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Stockholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Core FFO per Diluted Share
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Stockholder Return
Tabular List, Table
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2025:
1.Core FFO;
2.Core FFO per diluted share; and
	3.Same-property NOI
Total Shareholder Return Amount	$ 130.12	136.98	115.70	94.85	152.40
Peer Group Total Shareholder Return Amount	129.86	142.01	117.87	111.34	163.61
Net Income (Loss)	$ 702,773,000	$ 811,306,000	$ 430,708,000	$ 432,985,000	$ 515,691,000
Company Selected Measure Amount | $ / shares	15.94	15.60	15.03	14.51	12.49
PEO Name	Angela L. Kleiman	Angela L. Kleiman	Michael J. Schall and Angela L. Kleiman	Michael J. Schall	Michael J. Schall
Additional 402(v) Disclosure	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting dates. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the year ended December 31, 2025 and prior fiscal years. Amounts shown in Thousands.
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
For additional details regarding our most important financial performance measures, please see the sections titled “Executive Summary” and “Overview of Named Executive Officer Compensation Program” in our Compensation Discussion and Analysis (CD&A) elsewhere in this proxy statement.
For a discussion of the calculation of Core FFO, Core FFO per share-diluted, EBITDAre, net-debt-to-EBITDAre, NOI and same-property NOI and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Measure:: 1
Pay vs Performance Disclosure
Name	2.Core FFO per diluted share
Non-GAAP Measure Description	Core Funds from Operations (“Core FFO”) and Core FFO per diluted share are non-GAAP measures. Funds from Operations (“FFO”) is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by the National Association of Real Estate Investment Trusts (“Nareit”), which is the leading REIT industry association. The Company believes that, under the Nareit FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties. For a discussion of the calculation of Core FFO and Core FFO per share-diluted and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	1.Core FFO
Measure:: 3
Pay vs Performance Disclosure
Name	3.Same-property NOI
Kleiman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,096,804	$ 8,196,283	$ 3,076,648
PEO Actually Paid Compensation Amount	10,260,636	11,034,898	6,234,794
Schall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,742,016	$ 4,054,224	$ 7,183,068
PEO Actually Paid Compensation Amount			5,829,702	(4,363,421)	8,887,546
PEO | Kleiman [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,832	2,838,616	3,158,146
PEO | Kleiman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,733,254)	(3,034,560)	0
PEO | Kleiman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,017,146	3,711,186	0
PEO | Kleiman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,919	1,750,811	2,498,234
PEO | Kleiman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,979)	411,179	659,912
PEO | Schall [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,087,686	(8,417,645)	1,704,478
PEO | Schall [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(570,101)	(3,750,204)
PEO | Schall [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	578,898	3,830,188
PEO | Schall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,441,309	(5,812,145)	1,444,302
PEO | Schall [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,646,377	(2,614,297)	180,192
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,904	826,684	1,178,116	(2,213,865)	598,364
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,372,042)	(807,016)	0	(1,631,393)	(1,350,199)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,452,610	1,123,693	0	1,696,781	1,379,019
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,480	385,600	824,875	(1,611,345)	470,461
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (117,144)	$ 124,407	$ 353,241	$ (667,908)	$ 99,083